Business Combinations - Summary of The Net Cash Outflows Related To The Acquisition (Detail) - EUR (€) € in Thousands		6 Months Ended		12 Months Ended
	Jun. 04, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Net cash outflow - Investing activities		€ 0	€ (3,024)	€ (4,224)	€ (2,245)	€ (9,336)
Tesitura Unbertino [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid	€ (5,880)
Cash and cash equivalents acquired	2,366
Net cash outflow - Investing activities	€ (3,514)